INCOME TAXES (Details 1) - CLP ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016
Disclosure of geographical areas [line items]
Income tax	$ 19,689		$ 28,081
Monthly Provisional Payment	(52,469)		(186,332)
Tax Credit for Property Taxes on leased real estate assets
Tax Credit for Training Costs	(831)		(603)
Tax Credit Donations			(538)
Other taxes to be recovered	(204,217)	[1]	(3,018)
Total	237,828		162,410
Chile [Member]
Disclosure of geographical areas [line items]
Income tax	8,332		17,672
Monthly Provisional Payment	(49,529)		(153,330)
Tax Credit for Property Taxes on leased real estate assets
Tax Credit for Training Costs	(831)		(603)
Tax Credit Donations			(538)
Other taxes to be recovered	(159,441)	[1]	(898)
Total	201,469		137,697
Colombia [Member]
Disclosure of geographical areas [line items]
Income tax	11,357		10,409
Monthly Provisional Payment	(2,940)		(32,232)
Tax Credit for Property Taxes on leased real estate assets
Tax Credit for Training Costs
Tax Credit Donations
Other taxes to be recovered	(44,776)	[1]	(2,120)
Total	36,359		23,943
NEW YORK
Disclosure of geographical areas [line items]
Income tax		[2]
Monthly Provisional Payment		[2]	(770)
Tax Credit for Property Taxes on leased real estate assets		[2]
Tax Credit for Training Costs		[2]
Tax Credit Donations		[2]
Other taxes to be recovered		[2]
Total		[2]	$ 770

[1]	The balance is mainly comprised of the provisional payments on account of from income tax of the tax year 2017, pending return by the tax authority.
[2]	Corresponds the subsidiary located in New York. On December 22, 2017, the United States enacted comprehensive tax reform, which introduced various modifications to the tax system. One modification was a decrease in the income tax rate from 35% to 21% as from January 1, 2018